Cash Dividends	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
17. Stockholders’ Equity

Stock Repurchase Program

On March 1, 2017, the Company announced that its board of directors authorized the repurchase through March 2018 of issued and outstanding shares of the Company’s common stock having an aggregate value of up to $30.0 million pursuant to a share repurchase program. The repurchases under the share repurchase program were made from time to time in the open market or in privately negotiated transactions and were funded from the Company’s working capital. All shares of common stock repurchased under the Company’s share repurchase program were retired and restored to authorized but unissued shares of common stock at June 30, 2017. The Company repurchased 13.3 million shares of its common stock under the share repurchase program during the fiscal year ended December 31, 2017 for an aggregate purchase price of $30.0 million, or an average cost of $2.25 per share, including trading commissions.

On September 25, 2017, the Company announced that its board of directors authorized the repurchase of issued and outstanding shares of the Company’s common stock having an aggregate value of up to $25.0 million pursuant to a share repurchase program. The repurchases under the share repurchase program were made from time to time in the open market or in privately negotiated transactions and were funded from the Company’s working capital. All shares of common stock repurchased under this share repurchase program were retired and restored to authorized but unissued shares of common stock. The Company repurchased 8.7 million shares of its common stock under the share repurchase program during the fiscal year ended December 31, 2018, for an aggregate purchase price of $25.0 million, or an average cost of $2.86 per share, including trading commissions.

On September 24, 2018, the Company announced that its board of directors authorized the repurchase of issued and outstanding shares of the Company’s common stock having an aggregate value of up to $100.0 million pursuant to a share repurchase program. Repurchases under this share repurchase program were made from time to time in the open market or in privately negotiated transactions and funded from the Company’s working capital. All shares of common stock repurchased under this repurchase program were retired and restored to authorized but unissued shares of common stock at July 31, 2019. The Company repurchased 31.0 million shares of its common stock under this share repurchase program for an aggregate purchase price of $100.0 million, or an average cost of $3.22 per share, including trading commissions.

On December 9, 2019, the Company announced that its board of directors authorized the repurchase of issued and outstanding shares of the Company's common stock and convertible notes up to an aggregate value of $200 million. On December 16, 2019, the Company announced that its board of directors approved a $75 million increase to the aforementioned $200 million repurchase program to acquire outstanding PDL common stock and convertible notes. Repurchases under the new repurchase program will be made from time to time in the open market or in privately negotiated transactions and funded from the Company’s working capital. The amount and timing of such repurchases will depend upon the price and availability of shares or convertible notes, general market conditions and the availability of cash. Repurchases may also be made under a trading plan under Rule 10b5-1, which would permit shares or convertible notes to be repurchased when the Company might otherwise be precluded from doing so because of self-imposed trading blackout periods or other regulatory restrictions. All shares of common stock repurchased under the Company’s new share repurchase program are expected to be retired and restored to authorized but unissued shares of common stock. All convertible notes repurchased under the program will be retired. As of December 31, 2019, the Company had repurchased $44.8 million in aggregate principal amount of 2021 Convertible Notes and $74.6 million in aggregate principal amount of 2024 Convertible Notes for consideration consisting of a cash payment of $97.9 million and the issuance of 13.4 million shares of the Company’s common stock. As of December 31, 2019, the Company had not repurchased any shares of common stock under this program. This repurchase program may be suspended at any time without notice.